Commitments and contingencies - Legal Proceedings and Purchase Commitments (Details)		1 Months Ended	12 Months Ended
	Jul. 23, 2015 USD ($)	Feb. 29, 2016 USD ($)	Dec. 31, 2015 USD ($) rig drillship contract	Apr. 15, 2016 USD ($)	Oct. 29, 2015 USD ($)	Dec. 31, 2014 USD ($)
Purchase Commitment [Line Items]
Assets pledged under mortgages and overdraft facilities			$ 14,596,000,000			$ 17,772,000,000
Marketable securities pledged as collateral			$ 228,000,000			325,000,000
Number of newbuilding contracts | contract			13
Number of new building contracts for semi submersible rigs | rig			1
Number of new building contracts for jack up rigs | rig			8
Number of newbuilding contracts for drillships | drillship			4
Maturity schedule for contractual commitments [Abstract]
2016			$ 188,000,000
2017			2,158,000,000
2018			1,174,000,000
2019			529,000,000
2020			0
2021 and thereafter			0
Purchase commitments			4,049,000,000			$ 5,389,000,000
North Atlantic Drilling
Purchase Commitment [Line Items]
Loss contingency recognized			$ 0
Sevan Drilling ASA
Purchase Commitment [Line Items]
Purchase obligation, minimum deferred delivery period			12 months
Purchase obligation, exercisable interval period			6 months
Purchase obligation, maximum deferred delivery period			36 months
Purchase obligation, percentage of contract price			85.00%
Interest receivable			$ 3,000,000
Maturity schedule for contractual commitments [Abstract]
Purchase commitments			$ 447,000,000
Sevan Drilling
Purchase Commitment [Line Items]
Purchase obligation, amended amount					$ 447,000,000
Purchase obligation, refund, percentage					5.00%
Purchase obligation, refund					$ 26,000,000
Maturity schedule for contractual commitments [Abstract]
Purchase commitments					$ 526,000,000
Rosneft Transaction
Purchase Commitment [Line Items]
Loss contingency, estimated backlog of transaction	$ 4,100,000,000
Subsequent Event | North Atlantic Drilling
Purchase Commitment [Line Items]
Amounts invoiced not paid		$ 36,200,000
Recorded provision		$ 0
Subsequent Event | Sevan Drilling
Purchase Commitment [Line Items]
Purchase obligation, amended amount				$ 473,400,000
Purchase obligation, percentage of contract price				90.00%
Purchase obligation, refund, percentage				5.00%
Purchase obligation, refund				$ 26,300,000